Fair Value Measurement - Carrying Amount and Fair Value of Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Bank Overdrafts, Repayment Period	2 days
Assets:
Loans		$ 53
Estimated Fair Value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$ 113,203	96,682
Interest-bearing deposits with banks	15,150	19,505
Federal funds sold and securities purchased under resale agreements	24,373	20,302
Securities held-to-maturity	43,204	21,127
Loans	61,421	56,840
Other financial assets	7,633	8,091
Subtotal assets of consolidated investment management funds, at fair value	264,984	222,547
Liabilities:
Noninterest-bearing deposits	96,277	104,240
Interest-bearing deposits	182,410	160,688
Federal funds purchased and securities sold under repurchase agreements	15,002	11,469
Payables to customers and broker-dealers	21,900	21,181
Borrowings	698	956
Long-term debt	21,494	20,401
Total liabilities	337,781	318,935
Estimated Fair Value | Level 1
Assets:
Securities held-to-maturity	11,376	5,063
Other financial assets	6,537	6,970
Subtotal assets of consolidated investment management funds, at fair value	17,913	12,033
Estimated Fair Value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	113,203	96,682
Interest-bearing deposits with banks	15,150	19,505
Federal funds sold and securities purchased under resale agreements	24,373	20,302
Securities held-to-maturity	31,828	16,064
Loans	61,421	56,840
Other financial assets	1,096	1,121
Subtotal assets of consolidated investment management funds, at fair value	247,071	210,514
Liabilities:
Noninterest-bearing deposits	96,277	104,240
Interest-bearing deposits	182,410	160,688
Federal funds purchased and securities sold under repurchase agreements	15,002	11,469
Payables to customers and broker-dealers	21,900	21,181
Borrowings	698	956
Long-term debt	21,494	20,401
Total liabilities	337,781	318,935
Carrying Amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	113,203	96,682
Interest-bearing deposits with banks	15,146	19,495
Federal funds sold and securities purchased under resale agreements	24,373	20,302
Securities held-to-maturity	43,312	20,933
Loans	61,267	56,749
Other financial assets	7,633	8,091
Subtotal assets of consolidated investment management funds, at fair value	264,934	222,252
Liabilities:
Noninterest-bearing deposits	96,277	104,240
Interest-bearing deposits	183,333	161,629
Federal funds purchased and securities sold under repurchase agreements	15,002	11,469
Payables to customers and broker-dealers	21,900	21,181
Borrowings	698	956
Long-term debt	21,188	19,917
Total liabilities	$ 338,398	$ 319,392